Borrowings - Narratives (Details) $ in Thousands, € in Millions, XOF in Millions, R$ in Millions, R in Millions, ₦ in Billions	1 Months Ended										12 Months Ended
	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 XOF	Jun. 30, 2024 EUR (€)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 XOF	Feb. 29, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 XOF	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 NGN (₦)	Oct. 31, 2024 ZAR (R)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 NGN (₦)	Jul. 31, 2024	Jun. 30, 2024 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities											$ 2,208,375	$ 986,604	$ 1,263,272
Repayments of borrowings, classified as financing activities											2,149,307	689,940	506,504
Borrowings											3,347,949	3,510,847	3,344,402
Maximum debt amount											3,700,000	3,700,000	3,700,000
Interest paid											326,984	299,029	$ 234,567
Undrawn borrowing facilities											300,000
IHS Holding limited, Senior Notes issued in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down											700,000
IHS Holding limited, Senior Note Maturing 2026
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 200,000
Interest rate											5.625%			5.625%	5.625%	5.625%	5.625%	5.625%
Repayments of borrowings, classified as financing activities	$ 300,000
Borrowings											$ 200,777	498,920
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings											2,024	2,023
IHS Holding limited, Senior Note Maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 500,000
Interest rate											6.25%			6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings											$ 499,422	498,635
IHS Holding limited, Senior Note Maturing 2030
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 550,000
Interest rate	7.875%										7.875%			7.875%	7.875%	7.875%	7.875%	7.875%
Proceeds from borrowings, classified as financing activities	$ 550,000
Borrowings											$ 545,440
IHS Holding limited, Senior Note Maturing 2031
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 650,000
Interest rate	8.25%										8.25%			8.25%	8.25%	8.25%	8.25%	8.25%
Proceeds from borrowings, classified as financing activities	$ 650,000
Borrowings											$ 644,180
IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 286,000
Interest rate											8.00%			8.00%	8.00%	8.00%	8.00%	8.00%
Repayments of borrowings, classified as financing activities	$ 654,000
Notional amount of borrowings drawn down											$ 286,000
Borrowings											293,716	959,814
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | R$														R$ 1,200.0
Borrowings											$ 177,635	252,341
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.10%			3.10%	3.10%	3.10%	3.10%	3.10%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 48,600											R$ 300.0									R$ 300.0
Borrowings											$ 43,959
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											2.80%			2.80%	2.80%	2.80%	2.80%	2.80%
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount			25,900											R$ 160.0									R$ 160.0
Borrowings											$ 24,291
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											2.10%			2.10%	2.10%	2.10%	2.10%	2.10%
IHS Cote d Ivoire S.A., CIV XOF Tranche I
Disclosure of detailed information about borrowings [line items]
Interest rate											5.00%			5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings												6,570
IHS Cote d Ivoire S.A., CIV Euro Tranche I
Disclosure of detailed information about borrowings [line items]
Borrowings												4,841
IHS Cote d Ivoire S.A., CIV Euro Tranche I | 3M EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.00%			3.00%	3.00%	3.00%	3.00%	3.00%
IHS Cote d Ivoire S.A., CIV XOF Tranche II
Disclosure of detailed information about borrowings [line items]
Notional amount | XOF															XOF 9,400.0
Interest rate											6.50%			6.50%	6.50%	6.50%	6.50%	6.50%
Proceeds from borrowings, classified as financing activities			6,400	XOF 4,042.3				$ 11,300	XOF 7,109.0
Borrowings											$ 14,378
IHS Cote d Ivoire S.A., CIV Euro Tranche II
Disclosure of detailed information about borrowings [line items]
Notional amount | €																€ 74.1
Proceeds from borrowings, classified as financing activities			$ 33,200		€ 31.9			$ 58,400		€ 56.1
Borrowings											$ 75,473
IHS Cote d Ivoire S.A., CIV Euro Tranche II | 3M EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.50%			3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding (2022) Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities						$ 60,000
Repayments of borrowings, classified as financing activities		$ 430,000
Notional amount of borrowings drawn down						$ 430,000
Borrowings												370,935
Reduction of maximum borrowings under facility							$ 70,000
IHS Holding (2022) Term Loan Facility | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.75%			3.75%	3.75%	3.75%	3.75%	3.75%
IHS Holding (2024) Term Facility
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 270,000
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Notional amount		427,600
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 255,000									$ 255,000
Borrowings											$ 256,640
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | 3M SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											4.50%			4.50%	4.50%	4.50%	4.50%	4.50%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount | R																	R 3,200.0		R 3,246.0
Borrowings											$ 175,230
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											4.50%			4.50%	4.50%	4.50%	4.50%	4.50%
IHS Kuwait Limited, maturing 2029
Disclosure of detailed information about borrowings [line items]
Borrowings												61,354
IHS Towers South Africa Proprietary Limited, maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | R																	R 3,300.0
Borrowings											$ 174,776	185,404
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											2.75%			2.75%	2.75%	2.75%	2.75%	2.75%
IHS Zambia Limited, maturing 2027
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 61,800
Borrowings											$ 62,179	81,297
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											5.00%			5.00%	5.00%	5.00%	5.00%	5.00%
INT Towers Limited, maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | ₦																		₦ 134.1
Borrowings											$ 91,594	186,302
INT Towers Limited, maturing 2028 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate											18.00%			18.00%	18.00%	18.00%	18.00%	18.00%
INT Towers Limited, maturing 2028 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate											27.00%			27.00%	27.00%	27.00%	27.00%	27.00%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | R$														R$ 400.0
Borrowings											$ 61,403	84,305
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											2.45%			2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											2.50%			2.50%	2.50%	2.50%	2.50%	2.50%
IHS Holding 2020 Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 300,000
IHS Holding 2020 Revolving Credit Facility | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.00%			3.00%	3.00%	3.00%	3.00%	3.00%
Nigeria (2023) Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																		₦ 55.0		$ 35,600	₦ 55.0
Nigeria (2023) Revolving Credit Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate											18.00%			18.00%	18.00%	18.00%	18.00%	18.00%
Nigeria (2023) Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate											27.00%			27.00%	27.00%	27.00%	27.00%	27.00%
IHS Towers South Africa Proprietary Limited bank overdraft
Disclosure of detailed information about borrowings [line items]
Borrowings												675
Letters of credit | Maximum
Disclosure of detailed information about borrowings [line items]
Payment term of liabilities that are part of the arrangement											5 days
Payment term of comparable trade payables that are not part of the arrangement											30 days
IHS Nigeria, letters of credit issued February 2022
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 356,500
Borrowings											$ 6,856	319,454
IHS Nigeria, letters of credit issued February 2022 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate											12.00%			12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate											15.75%			15.75%	15.75%	15.75%	15.75%	15.75%
IHS Nigeria, letters of credit issued February 2022, utilized by IHS Nigeria Limited
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down											$ 2,000	$ 98,900
IHS Nigeria, letters of credit issued February 2022, utilized by IHS Nigeria Limited | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate											12.00%	12.00%		12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022, utilized by IHS Nigeria Limited | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate											15.55%	15.55%		15.55%	15.55%	15.55%	15.55%	15.55%
IHS Nigeria, letters of credit issued February 2022, utilized by INT Towers Limited
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down											$ 4,800	$ 219,400
IHS Nigeria, letters of credit issued February 2022, utilized by INT Towers Limited | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate											12.00%	12.00%		12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022, utilized by INT Towers Limited | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate											15.75%	15.75%		15.75%	15.75%	15.75%	15.75%	15.75%
IHS Nigeria, letters of credit issued February 2022, utilized by Global Independent Connect Limited
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down											$ 100	$ 1,100
IHS Nigeria, letters of credit issued February 2022, utilized by Global Independent Connect Limited | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate											15.25%	13.25%		15.25%	15.25%	15.25%	15.25%	15.25%
IHS Nigeria, letters of credit issued February 2022, utilized by Global Independent Connect Limited | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate											15.28%	15.49%		15.28%	15.28%	15.28%	15.28%	15.28%
IHS Nigeria, letters of credit issued February 2022, utilized by IHS Towers NG Limited
Disclosure of detailed information about borrowings [line items]
Interest rate												15.49%
Notional amount of borrowings drawn down											$ 0	$ 20
Nigeria 2023 Term Loan and Nigeria (2023) Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																				27.00%	27.00%	24.00%
Nigeria (2023) Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount																				$ 106,700	₦ 165.0